Property and equipment (Tables)	6 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
Schedule of property and equipment

Components of the Company’s property and equipment are summarized below.

	Cost
	Equipment Not Available for Use	Equipment	Office and Computer Equipment	Buildings	Leasehold Improvements	Total
	$	$	$	$	$	$
At January 1, 2023	1,462	9,223	681	2,730	6,442	20,538
Additions	683	68	20	-	86	857
Disposals	-	(438)	-	-	-	(438)
Impact of foreign exchange rate changes	54	206	16	64	152	492
At December 31, 2023	2,199	9,059	717	2,794	6,680	21,449
Acquisition of Aeterna (note 3)	-	124	23	88	-	235
Additions	700	6	3	-	12	721
Impact of foreign exchange rate changes	(77)	(294)	(26)	(99)	(217)	(713)
At June 30, 2024	2,822	8,895	717	2,783	6,475	21,692

	Accumulated Depreciation
	Equipment Not Available for Use	Equipment	Office and Computer Equipment	Buildings	Leasehold Improvements	Total
	$	$	$	$	$	$
At January 1, 2023	-	4,842	565	997	2,180	8,584
Amortization	-	630	34	287	490	1,441
Disposals	-	(438)	-	-	-	(438)
Impact of foreign exchange rate changes	-	114	14	29	60	217
At December 31, 2023	-	5,148	613	1,313	2,730	9,804
Amortization	-	307	14	142	249	712
Impact of foreign exchange rate changes	-	(167)	(22)	(44)	(90)	(323)
At June 30, 2024	-	5,288	605	1,411	2,889	10,193

	Carrying amount
	Equipment Not Available for Use	Equipment	Office and Computer Equipment	Buildings	Leasehold Improvements	Total
	$	$	$	$	$	$
At December 31, 2023	2,199	3,911	104	1,481	3,950	11,645
At June 30, 2024	2,822	3,607	112	1,372	3,586	11,499

Schedule of depreciation expenses

Depreciation expense is allocated to the following expense categories:

	Cost of goods sold	Selling, general and administrative	Research and development	Total
	$	$	$	$
Six Months Ended June 30, 2023	579	142	-	721
Six Months Ended June 30, 2024	514	157	41	712